Basis of consolidation (Detail Textuals) € / shares in Units, € in Thousands	May 02, 2017 EUR (€) Share € / shares shares	Nov. 02, 2017
Affinitas GmbH
Disclosure of detailed information about business combination [line items]
Number of shares purchased | Share	120,000
Total purchase price	€ 132
Number of shares purchased value	120
Transaction-related expenses	€ 12
Number of share exchange | shares	849,861
Value for share exchange	€ 5,730
Share exchange adjustment ratio | € / shares	€ 0.1
Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%